Inventory (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 7.1	$ 6.8
Semi-finished and finished goods	13.8	5.6
Packaging	2.1	2.4
Obsolescence reserve	(1.7)	(3.0)
Total bakery inventory	21.3	11.8
Other restaurant-related inventory	9.5	10.3
Other	0.2	0.2
Total inventory	$ 31.0	$ 22.3